SCHEDULE OF WARRANTS OUTSTANDING AND WEIGHTED AVERAGE EXERCISE PRICE (Details) - Warrant reserve [member]	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
IFRSStatementLineItems [Line Items]
Warrants outstanding, beginning balance | shares	563,986	563,986
Weighted average exercise price, outstanding beginning balance | $ / shares	$ 397	$ 397
Warrants granted | shares
Weighted average exercise price, granted | $ / shares
Warrants exercised | shares
Weighted average exercise price, exercised | $ / shares
Warrants outstanding, ending balance | shares	563,986	563,986
Weighted average exercise price, outstanding ending balance | $ / shares	$ 397	$ 397
Warrants exercisable | shares	307,692	13,986
Weighted average exercise price, exercisable | $ / shares	$ 221	$ 221